CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net revenues	$ 100,443	$ 64,525	$ 71,187
Third parties	44,204	42,389	70,331
Related parties	56,239	22,136	856
Cost of revenues	(61,353)	(42,141)	(45,146)
Gross profit	39,090	22,384	26,041
Operating expenses:
Research and development, net	(9,158)	(11,627)	(8,881)
Selling and marketing	(10,843)	(9,488)	(9,174)
General and administrative	(13,861)	(12,143)	(12,244)
Asset impairment			(1,448)
Total operating expenses	(33,862)	(33,258)	(31,747)
Net (loss)/income from operations	5,228	(10,874)	(5,706)
Other income/(expense):
Interest income/(expense), net	(115)	(165)	234
Foreign exchange (loss)/gain, net	(197)	1,235	(19)
Gain on disposal of subsidiary and equity interest	1,319	6	1,472
Others, net	887	369	169
Net(loss)/income before income taxes and equity in (loss)/gain of an equity investee	7,122	(9,429)	(3,850)
Income tax expense	(823)	(692)	(210)
Net(loss)/income before equity in (loss)/gain of an equity investee	6,299	(10,121)	(4,060)
Equity in(loss)/gain of an equity investee, net of tax	3,552	1,372	(87)
Net(loss)/income from continuing operations	9,851	(8,749)	(4,147)
Net(loss)/income from continuing operations attributable to noncontrolling interests	5,154	(331)	(5,530)
Net income/(loss) from continuing operations attributable to Vimicro International Corporation	4,697	(8,418)	1,383
Net loss from discontinued operations, net of tax			(3,109)
Net loss from discontinued operations attributable to noncontrolling interests			(1,107)
Net loss from discontinued operations attributable to Vimicro International Corporation			(2,002)
Net(loss)/income	9,851	(8,749)	(7,256)
Net(loss)/income attributable to noncontrolling interests	5,154	(331)	(6,637)
Net (Loss)/income attributable to Vimicro International Corporation	4,697	(8,418)	(619)
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment	15	542	(62)
Deferred income received from disposal of a subsidiary	(1,267)
Reclassification of foreign currency translation adjustment into earnings due to disposal of VMF Shanghai			(1,468)
Other comprehensive(loss)/income, net of tax	(1,252)	542	(1,530)
Comprehensive(loss)/income	8,599	(8,207)	(8,786)
Comprehensive(loss)/income attributable to noncontrolling interests	5,100	218	(6,711)
Comprehensive(loss)/income attributable to Vimicro International Corporation	3,499	(8,425)	(2,075)
(Loss)/income per share-basic
Continuing operations (in dollars per share)	$ 0.05	$ (0.07)	$ 0.01
Discontinued operations (in dollars per share)			$ (0.02)
Total (loss)/income per share-basic (in dollars per share)	$ 0.05	$ (0.07)	$ (0.01)
(Loss)/income per share-diluted
Continuing operations (in dollars per share)	$ 0.04	$ (0.07)	$ 0.01
Discontinued operations (in dollars per share)			$ (0.02)
Total (loss)/income per share-diluted (in dollars per share)	$ 0.04	$ (0.07)	$ (0.01)
Weighted-average number of ordinary shares outstanding
basic (in shares)	98,443,702	114,687,240	123,253,931
diluted (in shares)	115,534,122	114,687,240	127,624,447
Components of share-based compensation expenses are included in the following expense captions:
Share-based compensation expense	(1,726)	(1,808)	(2,074)
Research and development, net [Member]
Components of share-based compensation expenses are included in the following expense captions:
Share-based compensation expense	(875)	(1,001)	(974)
Selling and marketing [Member]
Components of share-based compensation expenses are included in the following expense captions:
Share-based compensation expense	(181)	(186)	(151)
General and administrative [Member]
Components of share-based compensation expenses are included in the following expense captions:
Share-based compensation expense	$ (670)	$ (621)	$ (949)